Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares, Inc.
Entity Central Index Key	0000930667
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000109987 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Global Energy Producers ETF
Class Name	iShares MSCI Global Energy Producers ETF
Trading Symbol	FILL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Global Energy Producers ETF (the “Fund”) for the period of September 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Energy Producers ETF	$3(a)	0.39%(b)
(a)	The Fund announced on August 25, 2025 to change its fiscal year end from August 31 to March 31. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 3	[1]
Expense Ratio, Percent	0.39%	[2]
Net Assets	$ 80,540,638
Holdings Count | Holding	187
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$80,540,638
Number of Portfolio Holdings	187
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Integrated Oil & Gas	58.5%
Oil & Gas Exploration & Production	24.7%
Oil & Gas Refining & Marketing	11.6%
Coal & Consumable Fuels	5.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	52.0%
United Kingdom	11.6%
Canada	10.8%
India	4.8%
France	4.7%
Brazil	2.2%
Australia	2.1%
China	2.0%
Japan	1.6%
Saudi Arabia	1.5%
Other#	6.7%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

[1]	The Fund announced on August 25, 2025 to change its fiscal year end from August 31 to March 31. Expenses for a full reporting period would be higher than the amount shown.
[2]	Annualized.